Stockholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)

NOTE 4: STOCKHOLDERS' EQUITY (DEFICIT)

During 2014, the Company has raised gross proceeds of $3,276,310, net of offering costs of $283,990, from the sale of its Common Stock, at $0.30 to $0.50 per share, in exchange for 10,867,669 common shares and warrants to purchase 4,433,839 shares at an exercise price of $.50 to $1.00 per share through December 31, 2017 and 2019.

During 2014 the Company received $175,000 of the stock subscription receivables from 2013.

During 2014, the Company issued to consultants and employees, 784,000 shares of stock for services rendered, at a fair market value of $366,541. Also, the Company issued another 135,000 shares of the common stock to a consultant for prepaid services, at a fair market value of $53,055.

During 2014, the Company recorded 3,117,000 for stock based compensation related to warrants and options. The Company also recorded a beneficial conversion feature of $59,379 related to a convertible promissory note for $250,000.

December 2014, the Company issued 500,000 common shares for the receipt of $150,000 cash, from the exercise of 500,000 warrants.

During the year ending December 2014, cashless exercise of warrants resulted in the issuance of 66,536 shares of common stock.

During 2014, the Company issued 62,791 common shares, valued at $27,000, in payment of interest expense.

In March 2015, the Company commenced a private placement offering at an offering price of $.30 per share with matching warrants issued to purchase an additional share of common stock at $.45 per share through March 31, 2015. Three investors purchased and aggregate of $500,000 of our private placement offering on March 30, 2015. In conjunction with the equity purchase, one of the investors who had previously provided a letter of credit to Simon Properties in the amount of $1,350,000 negotiated the right to convert the cash underlying the letter of credit into additional common stock at a reduced exercise price of $.30 per share.

During the quarter ended March 31, 2015, the Company issued or was required to issue 90,000 shares of common stock in exchange for services rendered.

In April 2012, the Company received $270,000 from the exercise of Warrants and issued 900,000 shares of its Common Stock.  Between April 1, 2012 and May 15, 2012, the Company sold 470,000 shares of Series 1 Convertible Preferred Stock at $1.00 per share pursuant to an ongoing plan of financing. In November, 2012, the Series 1 preferred stock investors who invested an aggregate of $250,000 in April 2012 at a $1 per share agreed to convert their 250,000 preferred shares into an aggregate of 833,334 common shares and warrants to purchase 416,667 shares, which warrants are identical to the warrants which were sold to the Legend investors described below. The remaining 220,000 shares of outstanding Series 1 Preferred Stock automatically converted into 528,000 shares of restricted Common Stock on March 31, 2013.

On July 10, 2012, the Company sold 1,347,201 shares of its Common Stock to various investors at $.45 per share subject to certain anti-dilution rights for a period of twenty four months. Due to the Company’s November 2012 offering at $.30 per share as described below, the Company issued an additional 673,598 shares pursuant to the aforementioned anti-dilution rights. The Company received gross proceeds of $606,240 before offering costs. Each investor received Fixed Price Warrants to purchase 50% of the number of shares of Common Stock purchased in the Offering. The Fixed Price Warrants are exercisable at any time from the date of issuance through July 10, 2017 at an exercise price of $.55. Each investor also received a Warrant to purchase 20% of the number of shares that were purchased in the Offering (the “Milestone Warrants”). The Milestone Warrants provided that they would automatically be exercised without any additional consideration to be paid in the event the Company reports audited gross revenues of less than $5,000,000 for the period July 1, 2012 through June 30, 2013 unless the volume weighted average price for the Company’s Common Stock exceeds $1.00 per share for a period of at least 30 trading days prior to January 5, 2013. In August 2013, the Company issued 258,327 shares of Common Stock pursuant to the Milestone Warrants. Exemption from registration for the sale of securities is claimed under Rule 506 of Regulation D promulgated pursuant to Section 4(2) of the Securities Act of 1933, as amended.

During 2013, the Company raised $5,562,816 in gross proceeds from the sale of its Common Stock at $.30 per share and a subscription for an additional $175,000, which was received in January 2014. Pursuant to said offering, the Company sold 19,125,006 shares of its Common Stock and Class BB Warrants to purchase 9,562,503 shares of Common Stock exercisable at $.50 per share through December 15, 2017. A total of $182,184 was incurred for offering costs, including $150,000 of commissions paid to a licensed member of FINRA together with Warrants to purchase 625,000 shares. Exemption from registration for the sale of the aforementioned securities is claimed under Rule 506 of Regulation D promulgated pursuant to Section 4(2) of the Securities Act of 1933, as amended. Thomas Arnost, Sean Trepeta, and Sean McDonnell, officers and/or directors of the Company, purchased $200,000, $90,000 and $50,000, respectively, of securities pursuant to said offering.

During 2014, the Company has raised gross proceeds of $3,276,310, net of offering costs of $283,990, from the sale of its Common Stock, at $0.30 to $0.50 per share, in exchange for 10,867,669 common shares and warrants to purchase 4,433,839 shares at an exercise price of $.50 to $1.00 per share through December 31, 2017 and 2019.

During 2014 the Company received $175,000 of the stock subscription receivables from 2013.

During 2014, the Company issued to consultants and employees, 784,000 shares of stock for services rendered, at a fair market value of $366,541. Also, the Company issued another 135,000 shares of the common stock to a consultant for prepaid services, at a fair market value of $53,055.

During 2014, the Company recorded 3,117,000 for stock based compensation related to warrants and options. The Company also recorded a beneficial conversion feature of $59,379 related to a convertible promissory note for $250,000.

December 2014 the Company issued 500,000 common shares for the receipt of $150,000 cash, from the exercise of 500,000 warrants.

During the year ending December 2014, cashless exercise of warrants resulted in the issuance of 66,536 shares of common stock.

During 2014 the Company issued 62,791 common shares, valued at $27,000, in payment of interest expense.